Net Trading Income	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Net Trading Income
29	NET TRADING INCOME
Net trading income for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Interest rate	¥351,815	¥74,828	¥38,987
Foreign exchange	317,203	186,146	168,462
Equity	(40,691)	22,216	34,772
Credit	(3,902)	(1,812)	(4,723)
Others	1,618	(1,039)	248

Total net trading income	¥626,043	¥280,339	¥237,746

Net trading income is presented primarily by instrument type. It includes income and losses from trading assets and liabilities, and derivative financial instr uments.